PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
SUMMARY OF PROPERTY, PLANT AND EQUIPMENT

The table below sets out costs and accumulated amortization as at June 30, 2023.

Cost	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2022	220,242	2,857,179	126,605	11,973	31,381	241,884	1,950	3,491,214
Additions	-	-	61,753	-	-	-	-	61,753
Impact of FX translation	(15,398)	(199,751)	(3,414)	(219)	(1,191)	(24,357)	-	(244,330)
Balance – June 30, 2023	204,844	2,657,428	184,944	11,754	30,190	217,527	1,950	3,308,637

Accumulated Depreciation	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2022	-	51,124	1,872	1,447	562	39,589	1,950	96,544
Depreciation during the period	-	62,336	3,026	637	441	23,320	-	89,760
Balance – June 30, 2023	-	113,460	4,898	2,084	1,003	62,909	1,950	186,304

Carrying Value	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and Software	Total
Balance – December 31, 2022	220,242	2,806,055	124,733	10,526	30,819	202,295	-	3,394,670
Balance – June 30, 2023	204,844	2,543,968	180,046	9,670	29,187	154,618	-	3,122,333